Cover	Aug. 12, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 12, 2024
Entity File Number	001-39901
Entity Registrant Name	OCA Acquisition Corp.
Entity Central Index Key	0001820175
Entity Tax Identification Number	85-2218652
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, Address Line Two	33rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	212
Local Phone Number	201-8533
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false